Commitment and Contingencies	12 Months Ended
Dec. 31, 2011
Commitment and Contingencies:
Commitments and Contingencies Disclosure

Note 14. Commitments

The Company leases its manufacturing and office facilities from non-affiliates. Current lease will be expired in October 2013. Thereafter, the management expects to renew its lease agreement on an annual basis. Total rent expense were ~~W~~ 62,500, ~~W~~ 72,438 and ~~W~~ 135,735 for the years ended December 31, 2011, 2010 and 2009, respectively.

Total future minimum lease payment under current operating lease is ~~W~~ 50,000 for the year ending December, 31.